UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

	CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	July 31, 2009 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 89.12%

Aerospace/Defense - 0.53%
29,547	Aar Corp. *	565,234

Agricultural - 2.91%
10,417	Archer Daniels-Midland Co.	313,760
7,204	CF Industries Holdings, Inc.	568,684
14,375	Monsanto Co.	1,207,500
10,571	Potash Corp. of Saskatchewan	983,209
		3,073,153
Banks, S&Ls and Brokers - 2.40%
41,645	Bank Of New York Mellon Corp.	1,138,574
81,208	Bank Of America Corp.	1,201,067
5,200	JP Morgan Chase & Co.	200,980
		2,540,621
Building & Construction - 2.05%
93,637	Foster Wheeler Ltd. *	2,163,015

Business Services - 0.74%
38,828	Atlas America, Inc. *	780,831

Capital Equipment - 7.14%
13,752	Flowserve Corp.	1,110,749
22,876	Caterpillar, Inc.	1,007,917
60,151	Baldor Electric Co.	1,549,490
39,892	Deere & Co.	1,744,876
47,274	Terex Corp. *	717,619
25,891	United Technologies Corp.	1,410,283
		7,540,934
Chemicals - 1.29%
43,908	Dupont Ei De Nemours & Co.	1,358,074

Consumer Nondurables - 3.04%
37,044	Philip Morris International, Inc.	1,726,250
26,807	Procter & Gamble Co.	1,488,057
		3,214,307
Energy - 0.51%
16,717	Suncor Energy, Inc.	542,968

Financial Services - 1.87%
18,475	American Express	523,397
16,931	Citigroup, Inc. *	53,671
70,593	Invesco Ltd. ADR	1,394,212
		1,971,280
Forester Products - 3.85%
25,525	Potlatch Corp.	754,774
36,800	Plum Creek Timber Co., Inc.	1,151,104
61,615	Weyerhaeuser Co.	2,158,990
		4,064,868
Gas & Gas Transmission - 1.96%
34,292	Southern Union Co.	664,579
84,291	Williams Co., Inc.	1,406,817
		2,071,396
Healthcare - 5.46%
31,652	Aetna, Inc. *	853,654
38,925	CVS Corp.	1,303,209
10,578	Edwards Lifesciences Corp. *	691,907
48,044	Qiagen NV *	910,914
20,845	Stryker Corp. *	810,454
42,610	Unitedhealth Group, Inc.	1,195,637
		5,765,775
Industrial Goods - 2.52%
60,082	Abb Ltd.	1,098,299
19,256	Allegheny Technologies, Inc.	521,452
14,531	Valmont Industries	1,043,617
		2,663,368
Insurance Agents,Broker & Serv - 1.06%
54,746	Marsh & Mclennan Co., Inc.	1,117,913

International Oil & Gas - 4.53%
2,200	Chevron Corp.	152,834
35,543	Crescent Point Energy Corp.	1,086,016
52,474	Nexen, Inc.	1,091,984
18,895	Penn West Energy Trsut	246,958
72,713	Petrobank Energy & Resources Ltd. *	2,210,417
		4,788,209
Life Insurance - 3.29%
48,777	MetLife, Inc. *	1,655,979
41,188	Prudential Financial, Inc. *	1,823,393
		3,479,372
Media & Entertainment - 3.07%
52,732	Cablevision Systems Corp.	1,079,424
51,486	Liberty Media Corp. *	1,440,063
21,925	Time Warner Cable, Inc. *	724,841
		3,244,328
Metals & Mining - 2.92%
7,000	BHP Billiton Ltd. *	440,720
32,764	Freeport McMoran Copper & Gold, Inc. *	1,975,669
68,022	Quadra Mining Ltd. *	671,241
		3,087,630
Multi-Industry - 4.93%
64,955	General Electric Co.	870,397
46,765	Honeywell International, Inc.	1,622,746
31,498	ITT Corp.	1,556,001
38,282	Tyco International	1,156,882
		5,206,026
Natural Gas - 2.67%
20,944	Petrohawk Energy Corp. *	508,520
38,378	Southwestern Energy Co. *	726,392
16,464	Ultra Petroleum Corp. *	1,590,001
		2,824,913
Oil - 0.51%
70,858	Brigham Exploration Co. *	345,787
27,335	Gulfport Energy Corp. *	190,525
		536,312
Pharmaceuticals - 6.77%
10,212	Cephalon, Inc. *	598,934
13,167	Genzyme Corp. *	683,236
38,154	Icon Public Ltd. Co. ADR *	896,619
26,860	Johnson & Johnson	1,635,505
10,145	Merck & Co., Inc.	304,451
30,859	Pfizer, Inc.	491,584
37,618	Pharmaceutical Product Development, Inc.	781,326
35,523	Schering-Plough Corp.	941,715
17,693	Wyeth	823,609
		7,156,979
Property & Casualty Insurance - 3.62%
50,383	Ace Ltd.	2,471,790
50,282	Allstate Corp.	1,353,089
		3,824,879
Retail Stores - 2.50%
76,997	Collective Brands, Inc. *	1,225,792
62,909	Lowes Co., Inc.	1,412,936
		2,638,728
Specialty Chemicals - 4.34%
21,719	3M Co.	1,531,624
20,556	Albemarle Corp.	610,719
37,137	FMC Corp.	1,806,344
36,334	Nalco Chemical Co.	642,748
		4,591,435
Technology - 5.07%
32,937	Altera Corp.	615,592
81,697	Applied Materials, Inc.	1,127,419
77,005	Cisco Systems, Inc. *	1,694,879
47,857	Corning, Inc.	813,569
123,725	Flextronics International Ltd. *	658,217
21,986	Verisign, Inc. *	449,394
		5,359,070
Telecommunications - 3.43%
44,660	Amdocs Ltd. *	1,068,267
65,820	General Cable Corp. *	2,551,841
		3,620,108
Transportation - 2.00%
17,509	Canadian National Railway Co.	854,089
29,073	Norfolk Southern Corp.	1,257,407
		2,111,496
Utilities - 2.15%
49,205	Calpine Corp. *	633,760
11,775	Firstenergy Corp.	485,130
10,047	FPL Group, Inc.	569,363
14,575	PG&E Corp.	588,393
		2,276,646

TOTAL FOR COMMON STOCK (Cost $101,244,334) - 89.12%		$ 94,179,868

REAL ESTATE INVESTMENT TRUSTS - 1.11%
107,383	CB Richard Ellis Group, Inc. Class-A *	1,170,475

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $404,921)		$ 1,170,475

SHORT TERM INVESTMENTS - 10.88%
11,498,815	AIM Short-term Investment Prime Portfolio 0.21% ** (Cost $11,498,815)	11,498,815

TOTAL INVESTMENTS (Cost $113,148,070) - 101.11%		$ 106,849,158

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.11)%		(1,174,314)

NET ASSETS - 100.00%		$ 105,674,844

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at July 31, 2009.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS

At July 31, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $113,148,070 amounted to $6,298,970, which consisted of aggregate gross unrealized appreciation of $11,084,086 and aggregate gross unrealized depreciation of $17,383,056.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.

Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
===================================================================================================
Level 1 - Quoted prices		$ 106,849,158	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 106,849,158	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	July 31, 2009 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.13%

Taxable Bond Funds - 2.13%
6,200	AllianceBernstein Global High Income Fund	$ 71,548
9,600	Templeton Emerging Markets Income Fund	125,088
4,500	Western Asset Worldwide Income Fund	50,040

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 2.13%		$ 246,676

CORPORATE BONDS AND NOTES - 84.33%

Bituminous Coal & Lignite Mine - 0.43%
50,000	Massey Energy Co., 6.625%, 11/15/10	50,000

Business Services - 1.33%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	154,565

Building Materials & Housing - 2.65%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	102,835
200,000	Weyerhaeuser Co., 6.750%, 3/15/12	204,518
		307,353
Cable TV & Cellular Telephone - 1.93%
130,000	General Cable Corp., 1.000%, 10/15/12	109,200
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	114,120
		223,320
Capital Goods - 7.98%
150,000	Caterpillar Inc., 7.000%, 12/15/13	166,379
75,000	General Dynamics Corp., 5.250%, 2/1/14	81,185
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	79,600
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	196,837
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	50,536
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	151,720
100,000	Toro Co., 7.800%, 6/15/27	84,595
105,000	United Tech Corp., 5.375%, 12/15/17	113,570
		924,422
Chemicals - 4.40%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	74,519
150,000	Albemarle Corp., 5.100%, 2/1/15	132,947
150,000	Dupont EI DE Nemours & Co., 6.000%, 7/15/18	165,831
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	30,863
100,000	Potash Corp. of Saskatchewan, 5.250%, 5/15/14	105,787
		509,947
Consumer Nondurables - 1.65%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	94,950
90,000	Proctor & Gamble Co., 4.600%, 1/15/14	96,214
		191,164
Education - 0.36%
40,000	Duke University, 5.150%, 4/1/19	42,240

Electric & Gas Utilities - 2.08%
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	108,104
125,000	Pepco Holdings, Inc., 6.450%, 8/15/12	132,377
		240,481
Electronic Instruments and Controls - 0.79%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	38,402
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	53,494
		91,896
Energy and Energy Services - 9.84%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	134,865
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	117,960
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	33,532
140,000	BP Capital Markets PLC, 5.250%, 11/7/13	153,399
30,000	Conocophillips, 4.750%, 2/1/14	31,917
60,000	Conocophillips Corp., 7.800%, 1/1/27	70,554
100,000	Conocophillips Corp., 5.200%, 5/15/18	105,023
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	66,221
135,000	Occidental Petroleum Corp., 6.750%, 1/15/12	148,326
60,000	Petrohawk Energy Corp., 9.125%, 7/15/13	62,250
100,000	Shell International Finance B.V., 4.000%, 3/21/14	105,088
105,000	Weatherford International, Inc., 5.950%, 6/15/12	110,094
		1,139,229
Environmental Service/Pollution Control - 0.44%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	51,314

Food & Drug Producers - 5.21%
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	106,715
70,000	Bunge Ltd., 5.35%, 4/15/14	69,357
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	103,973
160,000	Pepsico, Inc., 7.900%, 11/1/18	201,356
110,000	Pfizer, Inc., 5.350%, 3/15/15	121,743
		603,144
Federal & Federally-Sponsored Credit Agencies - 5.23%
100,000	Fannie Mae 4.500%, 12/18/17	98,844
43,000	Fannie Mae 4.500%, 6/11/18	42,288
158,000	Feddie Mac 5.000%, 7/23/20	155,229
121,000	Feddie Mac 4.550%, 3/15/18	119,269
60,000	Federal Home Loan Bank, 3.200%, 12/18/12	60,338
125,000	Federal Farm Credit Bank 5.410%, 11/7/16	129,649
		605,617
Financial Services - 7.74%
145,000	Allstate Corp., 6.200%, 5/16/14	154,808
160,000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	167,637
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	53,725
55,000	General Electric Capital Corp., 3.000%, 12/9/11	56,711
55,000	Goldman Sachs & Co., 3.250%, 6/15/12	57,073
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	56,915
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	119,718
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	151,206
22,000	Unumprovident Corp., 7.625%, 3/1/11	22,003
55,000	Wells Fargo & Co., 3.000%, 12/9/11	56,737
		896,533
Gas & Gas Transmission - 4.46%
67,000	El Paso Corp., 7.000%, 5/15/11	67,758
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	71,000
115,000	Plains All American Pipeline LP., 7.125%, 6/15/14	119,350
150,000	Sonat, Inc., 7.625%, 7/15/11	152,811
100,000	Southern Union Co., 6.050%, 8/15/13	105,053
		515,972
Industrial Goods - 6.26%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	58,773
136,000	General Electric Co., 5.250%, 12/6/17	137,844
90,000	Honeywell International, Inc., 4.250%, 3/1/13	93,703
115,000	L-3 Communications Corp., 7.625%, 6/15/12	116,294
65,000	Nalco Co., 8.875%, 11/15/13	67,275
80,000	Thermo Fisher Scientific, Inc., 6.750%, 8/15/14	82,363
160,000	Tyco International Ltd., 6.750%, 2/15/11	168,576
		724,828
International Gas & Oil - 1.55%
175,000	Nexen, Inc., 5.050%. 11/20/13	179,194

Media & Entertainment - 2.85%
20,000	Liberty Media Corp., 5.700%, 5/15/13	17,950
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	192,486
110,000	Washington Post Co., 7.250%, 2/1/19	119,838
		330,274
Metals & Mining - 6.11%
100,000	ARCH Western Finance, 6.750%, 7/1/13	97,000
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	179,226
75,000	Freeport McMoran, 8.375%, 4/1/17	79,500
100,000	Nucor Corp., 5.750%, 12/1/17	106,095
125,000	Peabody Energy Corp., 6.875%, 3/15/13	126,250
125,000	US Steel Corp., 7.000%, 2/1/18	119,544
		707,615
Miscellaneous Consumer Goods & Services - 0.91%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	105,430

Miscellaneous Manufacturing Industries - 0.22%
25,000	Blyth, Inc., 7.900%, 10/1/09	25,000

Printing & Publishing - 1.50%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	173,166

Retail Stores - 2.29%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	24,750
70,000	Auto Zone, Inc., 6.950%, 6/15/16	73,548
30,000	Home Depot, Inc., 5.200%, 3/1/11	31,157
55,000	Sears Roebuck Co. , 7.500%, 10/15/27	30,250
90,000	Staples, Inc., 9.750%, 1/15/14	105,437
		265,142
Semiconductors - 0.24%
30,000	Flextronics International 9.875%, 7/01/10	27,735

Steel & Iron - 1.63%
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	189,051

Technology - 1.38%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	158,836

Telephones & Communications - 2.87%
95,000	Alltel Corp,. 7.875%, 7/1/32	116,087
186,000	AT&T Corp Lib Med 8.250%, 2/1/30	133,920
75,000	AT&T Corp., 4.850%, 2/15/14	79,823
1,589	Nynex Corp Amort Debentures, 9.550%, 5/1/10	1,585
		331,415

TOTAL FOR CORPORATE BONDS (Cost $9,153,846) - 84.33%		$ 9,764,883

SHORT TERM INVESTMENTS - 12.12%
1,403,598	AIM Short-term Investment Prime Portfolio 0.21% ** (Cost $1,403,598)	1,403,598

TOTAL INVESTMENTS (Cost $10,784,971) -98.58%		$ 11,415,157

OTHER ASSETS LESS LIABILITIES - 1.42%		164,275

NET ASSETS - 100.00%		$ 11,579,432

* 144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.  The securities may be resold in transactions exempt from registration typically only to qualied institutional buyers.  Unless otherwise indicated, these securities are not conisdered to be illiquid.

** Variable rate security; the coupon rate shown represents the yield at July 31, 2009.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,784,971 amounted to $630,187, which consisted of aggregate gross unrealized appreciation of $803,829 and aggregate gross unrealized depreciation of $173,642.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.

Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of July 31, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 1,403,598	$ -
Level 2 - Other significant observable inputs		10,011,559	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 11,415,157	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2009

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  September 28, 2009

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  September 28, 2009